Shareholders’ Equity - Schedule of Ordinary Share Capital (Details) - shares	Dec. 31, 2025	Dec. 31, 2024
Schedule of Ordinary Share Capital [Abstract]
Ordinary shares, Authorized	107,800,000	107,800,000
Ordinary shares, Issued	18,204,002	10,190,904
Ordinary shares, Outstanding	18,204,002	10,190,904